INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets consist mainly of relationships recognized upon business combinations and software development, with application in the management of the business:

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2016	47,571	808,482	911,483	68,225	1,835,761
Foreign exchange effect	—	(60,464)	(140,812)	(7,509)	(208,785)
Acquisition	—	40,643	—	13,401	54,044
Disposal	—	(2,145)	—	(13,050)	(15,195)
Amortization	(7,845)	(149,911)	(155,063)	(5,316)	(318,135)
(-) Effect of selling of subsidiary	—	—	—	(27,749)	(27,749)
Balance as of December 31, 2016	39,726	636,605	615,608	28,002	1,319,941
Foreign exchange effect	—	2,947	3,835	884	7,666
Acquisition	—	37,939	—	—	37,939
Disposal	—	—	(27,652)	—	(27,652)
Amortization	(6,940)	(149,150)	(125,621)	(3,486)	(285,197)
(-) Assets held for sale	—	(37,512)	(25,396)	(17,700)	(80,608)
Balance as of December 31, 2017	32,786	490,829	440,774	7,700	972,089
Foreign exchange effect	—	28,598	77,593	1,243	107,434
Acquisition	—	67,388	—	—	67,388
Disposal	—	(3,791)	(88)	—	(3,879)
Amortization	(6,067)	(167,384)	(130,980)	(2,505)	(306,936)
Balance as of December 31, 2018	26,719	415,640	387,299	6,438	836,096

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

The composition of other intangible assets by segment is as follows:

	2018	2017	2016
Brazil	295,107	351,578	412,134
Special Steel	136,910	152,640	219,878
South America	1,441	1,863	7,606
North America	402,638	466,008	680,323
	836,096	972,089	1,319,941